Segmented information (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of operating segments [abstract]
Schedule of segment reporting

The following is an analysis of the Company’s revenue and results by reportable segment in fiscal 2022:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	1,906,137	39,976,476	-	41,882,613

Results
Segment loss	(706,528)	(11,436,185)	-	(12,142,713)

Central administration costs	-	-	9,788,532	9,788,532
Other gains and losses	(6,490)	4,059,247	(10,312,246)	(6,259,489)
Finance costs	57	1,193	728,598	729,848
Income (loss) before tax	(700,095)	(15,496,625)	(204,884)	(16,401,604)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Discontinued operations	(12,547,685)	-	14,535,910	1,988,225
Non-controlling interest in net loss	-	-	(65,219)	(65,219)
Net income (loss)	(13,247,780)	(15,496,625)	14,265,807	(14,478,598)

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The following is an analysis of the Company’s revenue and results by reportable segment in fiscal 2021:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	1,401,981	31,943,287	-	33,345,268

Results
Segment loss	(354,356)	(7,611,679)	-	(7,966,035)

Central administration costs	-	-	8,529,166	8,529,166
Other gains and losses	4,569	(39,258)	6,712,278	6,677,589
Finance costs	(60)	512,937	762,121	1,274,998
Loss before tax	(358,865)	(8,085,358)	(16,003,565)	(24,447,788)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Share of net loss of associate	-	-	(103,930)	(103,930)
Discontinued operations	(14,496,066)	-	(1,747,033)	(16,243,099)
Non-controlling interest in net loss	-	-	74,006	74,006
Net loss	(14,854,931)	(8,085,358)	(17,780,522)	(40,720,811)

Segment loss - Segment loss includes total revenue less operating expenses including the following: salaries and wages, consulting, professional fees, revenue sharing expense, advertising and promotion, office and general, technology expenses, amortization and depreciation and share based payments.

Central administration costs - Central administration costs include corporate operating expenses including the following: salaries and wages, consulting, professional fees, advertising and promotion, office and general, technology expenses, amortization and depreciation and share based payments.

Other gains and losses - Other gains and losses includes gain / loss on foreign exchange, loss on extinguishment of debt, gain on retained interest in former associate, transaction costs, arbitration settlement reserve, impairment expense, restructuring costs, change in fair value of investment at FVTPL, change in fair value of warrant liability and change in fair value of convertible debt.

Finance costs - Finance costs include interest expense.

Geographical breakdown

	North America	European Union	Total
	$	$	$
August 31, 2021
Assets	64,943,049	2,519,798	67,462,847
Long-term assets	35,796,241	108,924	35,905,165

August 31, 2022
Assets	41,548,305	1,146,504	42,694,809
Long-term assets	20,635,907	-	20,635,907

Schedule of segment reporting

The following is an analysis of the Company’s revenue and results by reportable segment in fiscal 2021:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	5,277,583	31,943,287	-	37,220,870

Results
Segment loss	(9,064,847)	(7,611,679)	-	(16,676,526)

Central administration costs	-	-	9,733,244	9,733,244
Other gains and losses	4,720,312	(39,258)	6,576,302	11,257,356
Finance costs	124,663	512,937	762,121	1,399,721
Loss before tax	(13,909,822)	(8,085,358)	(17,071,667)	(39,066,847)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Share of net loss of associate	-	-	(103,930)	(103,930)
Discontinued operations	(945,109)	-	(678,931)	(1,624,040)
Non-controlling interest in net loss	-	-	74,006	74,006
Net loss	(14,854,931)	(8,085,358)	(17,780,522)	(40,720,811)

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The following is an analysis of the Company’s revenue and results by reportable segment in fiscal 2020:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	4,140,731	6,404,736	376	10,545,843

Results
Segment loss	(4,842,557)	(833,891)	376	(5,676,072)

Central administration costs			9,692,464	9,692,464
Other gains and losses	16,565	(14,011)	10,276,041	10,278,595
Finance costs	102,596	241,520	564,650	908,766
Loss before tax	(4,961,718)	(1,061,400)	(20,532,779)	(26,555,897)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Discontinued operations	(5,860,211)	-	-	(5,860,211)
Non-controlling interest in net loss	-	-	76,066	76,066
Net loss	(10,821,929)	(1,061,400)	(20,456,713)	(32,340,042)

Geographical breakdown

	North America	United Kingdom	European Union	Total
	$	$	$	$
August 31, 2020
Assets	48,230,804	2,896,582	2,288,091	53,415,477
Long-term assets	37,664,748	2,507,761	1,067,495	41,240,004

August 31, 2021
Assets	64,943,049	-	2,519,798	67,462,847
Long-term assets	35,796,241	-	108,924	35,905,165